Summary of Significant Accounting Policies (Details) 10-Q	3 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 25, 2025 USD ($)	Apr. 05, 2024 $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Deferred offering costs	$ 7,277,901			$ 3,987,901	$ 0
Simple agreements for future equity, aggregate amount				40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity	10,326,342	$ 0		29,660,667	899,999
Simple agreements for future equity, current	$ 39,987,009			$ 29,660,667	$ 0			$ 341,999
Simple agreements for future equity, issued during period			$ 899,999
Simple agreements for future equity, conversion price (in dollars per share) | $ / shares							$ 1.65
SAFE Investor Warrants
Significant Accounting Policies [Line Items]
Warrants, term				2 years
Simple agreement for future equity, warrants, conversion ratio				0.50
Business Combination Agreement with A Paradise Acquisition Corp.
Significant Accounting Policies [Line Items]
Estimated valuation cap				$ 1,200,000,000